Trade Payables (Details) - Schedule of Trade Payables - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Payables [Abstract]
Trade payables	¥ 34,818	¥ 35,012